Trade and other receivables and Other non-current assets (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Trade and Other Receivables and Other Noncurrent Assets

	As at March 31,
	2018 Non- current	2018 Current	2018 Total	2019 Non- current	2019 Current	2019 Total	2019 Non- current	2019 Current	2019 Total
	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)	(US dollars in million)	(US dollars in million)
Financial
Bank Deposits[1]	1,238	—	1,238	221	—	221	3	—	3
Site restoration assets[2]	4,705	—	4,705	5,457	—	5,457	79	—	79
Trade receivables[3]	21,485	31,651	53,136	36,876	39,824	76,700	533	576	1,109
Others[5]	2,546	5,348	7,894	5,354	2,669	8,023	77	39	116
Loans to related parties	75	695	770	51	737	788	1	11	12
Receivables from related parties	—	426	426	—	578	578	—	8	8
Advance recoverable (oil and gas business)	—	6,429	6,429	—	21,662	21,662	—	313	313

Total - Financial (A)	30,049	44,549	74,598	47,959	65,470	113,429	693	947	1,640

Non Financial
Balance with Government Authorities	5,961	7,553	13,514	5,209	6,096	11,305	75	88	163
Advance for supplies	—	18,792	18,792	—	14,792	14,792	—	214	214
Advance for supplies to related party	—	3,857	3857	—	5,576	5,576	—	80	80
Others[4]	7,897	9,512	17,409	11,331	8,100	19,431	165	117	282

Total - Non Financial (B)	13,858	39,714	53,572	16,540	34,564	51,104	240	499	739

Total (A+B)	43,907	84,263	128,170	64,499	100,034	164,533	933	1,446	2,379

1.

includes ₹ 1,035 million and ₹ Nil ($ Nil) of restricted bank deposits maintained as debt service reserve account , ₹ 199 million and ₹ 202 million ($ 3 million) under lien with banks and ₹ Nil and ₹ 14 million ($ 0 million) held as margin money as at March 31, 2018 and March 31, 2019 respectively.

2.

includes deposit in Site Restoration Fund of ₹ 3,986 million and ₹ 4,776 million ($ 69 million) and investment in a rehabilition trust of ₹ 719 million and ₹ 681 ($ 10 million) as at March 31, 2018 and March 31, 2019, respectively.

3.

In July 2017, the Appellate Tribunal for Electricity dismissed the appeal filed by one of the Group’s subsidiaries, Talwandi Sabo Power Limited (TSPL) with respect to the interpretation of how the calorific value of coal and costs associated with it should be determined. However, APTEL had allowed payment of shunting and unloading charges. TSPL filed an appeal before the Honourable Supreme Court, which by an order dated March 07, 2018 has decided the matter in favour of TSPL. PSPCL has not paid the due amount as per the direction of the Supreme court. Therefore, TSPL filed its contempt petition before the Supreme court. The matter is pending for adjudication. The outstanding trade receivables in relation to this dispute is ₹ 8,020 million and ₹ 11,350 million ($ 164 million) as at March 31, 2018 and March 31, 2019 respectively.

In another matter relating to assessment of whether there has been a change in law following the execution of the Power Purchase Agreement, the Appellate Tribunal for Electricity has dismissed the appeal in July 2017 filed by TSPL. TSPL filed an appeal before the Honourable Supreme Court to seek relief which is yet to be listed. The outstanding trade receivables in relation to this dispute and other matters is ₹ 8,310 million and ₹ 10,650 million ($ 154 million) as at March 31, 2018 and March 31, 2019 respectively. The Group, based on external legal opinion and its own assessment of the merits of the case, remains confident that it is highly probable that the Supreme court will uphold TSPL’s appeal and has thus continued to treat these balances as recoverable.

Additionally, as at March 31, 2018, ₹ 7,670 million was outstanding on account of certain disputes relating to computation of tariffs and differential revenues recognised with respect to tariffs pending finalisation by the Odisha State Regulatory Commission. During the current year, some of these disputes were settled in Vedanta’s favour against which the customer has filed an appeal. However, the customer has raised certain claims on the Company in respect of short supply of power for which a provision of ₹ 2,180 million ($ 32 million) has been made. Minutes of Meeting (MOM) has been signed with the customer for short supply of power. Pending ratification of MOM by Odisha Electricity Regulatory Commission (OERC) and adjudication on certain issues related to the claim, the customer has withheld ₹ 12,480 million ($ 180 million), which the Company is confident of recovering. Vedanta Limited has received payment of ₹ 550 million ($ 8 million) in March 2019.

4.	Includes claim receivables, advance recoverable (oil and gas business), prepaid expenses, export incentive receivables and others.
5.

Includes claims receivables, advance recoverable (oil and gas business), unbilled revenue (contract assets) and others. It also includes advance profit petroleum of ₹ 2,976 million ($ 43 million) (Refer Note 37). The outstanding balance of contract assets was ₹ 1,465 million ($ 21 million) as at March 31, 2019.